                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co.
Address: 654 Madison Avenue
         Suite 1550
         New York, New York 10021

Form 13F File Number: 28-4023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500
Signature, Place, and Date of Signing:

     /s/ Janice Bennett      New York, New York        11/15/1999
    ____________________    _____________________      _________
         [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     93

Form 13F Information Table Value Total:     $122,678,583



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

(ITEM 1)               (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)      (ITEM 6)           (ITEM 7)             (ITEM 8)

                         TITLE               FAIR                              SHARED
                          OF       CUSIP    MARKET      SHRS OR   SOLE  SHARED OTHER                  SOLE    SHARED      NONE
    NAME OF ISSUER       CLASS    NUMBER     VALUE      PRN AMT   (A)    (B)    (C)      MANAGERS     (A)       (B)        (C)
    --------------       -----     -----    -------     -------   ---   ------ -------   --------     ----    ------       ---
ABBOTT LABS             COMMON  2824100        223,794     6,100   X                                   6,100   0              0
ADC TELECOMMUNICATION   COMMON  886101       5,744,347   136,974   X           X                     127,974   0          9,000
AEGON N V - ORD AMER    COMMON  7924103        441,409     5,103   X                                   5,103   0              0
AFLAC INC               COMMON  1055102      1,359,807    32,473   X                                  32,473   0              0
AMERICAN EXPRESS CO     COMMON  25816109     5,049,000    37,400   X           X                      34,400   0          3,000
AMERICAN INTL GROUP I   COMMON  26874107     2,518,579    28,970   X           X                      18,564   0         10,406
AMERICAN TOWER CORP C   COMMON  29912201     2,174,450   110,800   X           X                     101,800   0          9,000
AT & T CORP.            COMMON  1957109      2,496,987    57,402   X           X                      52,902   0          4,500
ATLANTIC RICHFIELD CO   COMMON  48825103       352,018     3,972   X                                   3,972   0              0
AT&T CORP LIBERTY MED   COMMON  1957208        764,608    20,492   X                                  20,492   0              0
BELLSOUTH CORP          COMMON  79860102     1,784,340    39,652   X                                  39,652   0              0
BERKSHIRE HATHAWAY IN   COMMON  84670108       550,000        10   X                                      10   0              0
BIOTECHNOLOGY INVESTM   COMMON  90995110       143,862    33,834   X                                  33,834   0              0
BP AMOCO ADS            COMMON  55622104     2,091,586    37,750   X           X                      22,658   0         15,092
BRIGGS & STRATTON COR   COMMON  109043109      642,125    11,000   X                                  11,000   0              0
BRISTOL MYERS SQUIBB    COMMON  110122108    3,497,850    51,820   X           X                      40,220   0         11,600
CABOT INDL TR - COM S   COMMON  127072106    2,130,975   110,700   X                                 110,700   0              0
CATERPILLAR INC         COMMON  149123101      268,362     4,896   X                                   4,896   0              0
CBS CORPORATION         COMMON  12490K107      316,396     6,841   X                                   6,841   0              0
CHEMFAB CORP COM        COMMON  16361L102    1,718,764   106,590   X                                 106,590   0              0
CHEVRON CORP            COMMON  166751107      871,702     9,822   X           X                       5,622   0          4,200
CHUBB CORP              COMMON  171232101    1,851,013    37,300   X                                  37,300   0              0
CISCO SYS INC           COMMON  17275R102      444,696     6,486   X                                   6,486   0              0
COCA COLA CO            COMMON  191216100      612,775    12,700   X                                  12,700   0              0
COLGATE PALMOLIVE CO    COMMON  194162103      549,000    12,000               X                           0   0         12,000
CORNING INC             COMMON  219350105    3,532,340    51,520   X                                  51,520   0              0
CROWN PACIFIC PTRS L.   COMMON  228439105    1,999,531    95,500   X           X                      88,000   0          7,500
C-NET INC DEL           COMMON  125945105      257,600     4,600   X                                   4,600   0              0
DEERE & CO              COMMON  244199105      417,825    10,800   X                                  10,800   0              0
DISNEY WALT PRODTNS     COMMON  254687106      307,788    11,838               X                           0   0         11,838
DOCUNET INC. CDT-PFD    COMMON  25616A200       26,562    12,500   X                                  12,500   0              0
DOVER CORP              COMMON  260003108    2,141,850    52,400   X                                  52,400   0              0
DU PONT E I DE NEMOUR   COMMON  263534109      343,216     5,673   X                                   5,673   0              0
E TOWN COM              COMMON  269242103      711,474    14,337   X                                  14,337   0              0
ELECTRONIC DATA SYSTE   COMMON  285661104      402,325     7,600   X                                   7,600   0              0
EXXON CORP              COMMON  302290101    3,882,612    51,087   X           X                      45,087   0          6,000
FED HOME LN MTG CP-VT   COMMON  313400301    1,658,800    31,900   X           X                      17,000   0         14,900
FEDERAL NAT MORTGAGE    COMMON  313586109    1,015,538    16,200   X                                  16,200   0              0
FIRST UNION CORP        COMMON  337358105      580,687    16,300   X                                  16,300   0              0
GEMSTAR INTERNATIONAL   COMMON  G3788V106      256,719     3,286   X                                   3,286   0              0
GENERAL ELECTRIC COMP   COMMON  369604103    7,859,745    66,292   X           X                      58,892   0          7,400




GILLETTE CO             COMMON  375766102      591,700    17,435   X           X                       3,235   0         14,200
GTE CORP                COMMON  362320103      770,672    10,025   X           X                       4,310   0          5,715
HEWLETT PACKARD CO      COMMON  428236103      251,831     2,775   X                                   2,775   0              0
INTEL CORP              COMMON  458140100      844,190    11,360   X                                  11,360   0              0
INTERNATIONAL BUSINES   COMMON  459200101      749,716     6,196   X                                   6,196   0              0
INTERPUBLIC GROUP COS   COMMON  460690100      287,875     7,000   X                                   7,000   0              0
JEFFERSON PILOT CORP    COMMON  475070108      252,750     4,000   X                                   4,000   0              0
JOHNSON & JOHNSON       COMMON  478160104    2,058,000    22,400   X                                  22,400   0              0
LEHMAN BROS HLDGS INC   COMMON  524908100      255,682     4,380   X                                   4,380   0              0
LOEWS CORP              COMMON  540424108      212,949     3,034   X                                   3,034   0              0
MALLINCKRODT INC NEW    COMMON  561232109    1,935,019    64,100   X           X                      55,600   0          8,500
MELLON BANK CORP        COMMON  585509102      470,750    14,000   X           X                       8,000   0          6,000
MERCK & CO              COMMON  589331107    4,326,429    66,753   X           X                      59,553   0          7,200
MILLIPORE CORP          COMMON  601073109      450,750    12,000   X                                  12,000   0              0
MINNESOTA MNG & MFG C   COMMON  604059105    1,134,018    11,805   X           X                       7,725   0          4,080
MOBIL CORP              COMMON  607059102    3,367,065    33,420   X                                  33,420   0              0
MORGAN J.P. & CO INC    COMMON  616880100      481,335     4,213   X           X                       3,213   0          1,000
MOTOROLA INC            COMMON  620076109      536,888     6,101   X                                   6,101   0              0
NCT GROUP INC - COM     COMMON  62888Q109       25,418   144,600   X                                 144,600   0              0
NESTLE SA SPONSORED A   FOREIGN 641069406      225,600     2,400   X                                   2,400   0              0
NEWELL RUBBERMAID INC   COMMON  651229106    2,293,569    80,300   X           X                      71,800   0          8,500
NORFOLK SOUTHN CORP     COMMON  655844108      533,561    21,778   X                                  21,778   0              0
NORTHERN TRUST CORP     COMMON  665859104      350,700     4,200   X                                   4,200   0              0
NUCOR CORP              COMMON  670346105      200,025     4,200   X                                   4,200   0              0
NUI CORP                COMMON  629430109      492,698    19,907   X                                  19,907   0              0
PALL CORP               COMMON  696429307      244,141    10,529   X                                  10,529   0              0
PEPSICO INC             COMMON  713448108      472,140    15,480   X           X                       7,480   0          8,000
PFIZER INC              COMMON  717081103      237,851     6,630   X                                   6,630   0              0
PHILIP MORRIS COS INS   COMMON  718154107      320,063     9,362   X                                   9,362   0              0
PLUM CREEK TIMBER CO    COMMON  729251108    1,656,600    52,800   X                                  52,800   0              0
POTASH CORP SASK INC    COMMON  73755L107    2,596,737    50,300   X           X                      44,800   0          5,500
PRISON RLTY CORP COM    COMMON  74264N105    1,999,285   185,980   X                                 185,980   0              0
PROCTER & GAMBLE CO     COMMON  742718109    4,436,719    47,325   X                                  47,325   0              0
PROVIDIAN FINL CORP     COMMON  74406A102      712,687     9,000   X                                   9,000   0              0
READERS DIGEST ASSN I   COMMON  755267101    1,260,675    43,100   X                                  43,100   0              0
REGIS CORP MINN         COMMON  758932107    5,250,823   272,770   X           X                     253,920   0         18,850
ROYAL DUTCH PETRO-NY    COMMON  780257804    1,901,458    32,194   X                                  32,194   0              0
SBC COMMUNICATIONS, I   COMMON  78387G103      313,115     6,132   X                                   6,132   0              0
SCHLUMBERGER            COMMON  806857108    1,467,210    23,546   X                                  23,546   0              0
SIGMA ALDRICH CORP      COMMON  826552101    1,498,600    47,200   X                                  47,200   0              0
SPDR TR UNIT SER 1      COMMON  78462F103      399,125     3,100   X                                   3,100   0              0
TEXACO INC              COMMON  881694103      618,309     9,795   X                                   9,795   0              0
TIME WARNER INC         COMMON  887315109    2,806,650    46,200   X                                  46,200   0              0
TRICO MARINE SVCS INC   COMMON  896106101      175,394    21,100   X                                  21,100   0              0
TYCO INTL LTD NEW COM   COMMON  902124106      309,750     6,000   X                                   6,000   0              0
UNITED WTR RES INC      COMMON  913190104      661,472    20,275   X                                  20,275   0              0
US BANCORP              COMMON  902973106      307,913    10,200   X           X                       4,200   0          6,000
VIACOM INC CL B         COMMON  925524308    3,405,350    80,600   X                                  80,600   0              0
VODAFONE GROUP PLC SP   COMMON  92857T107    1,793,111    37,710   X           X                      20,710   0         17,000
WARNER LAMBERT CO       COMMON  934488107      305,325     4,600   X                                   4,600   0              0




WELLS FARGO NEW         COMMON  949746101      303,527     7,660   X           X                       1,660   0          6,000
ZEMEX CDA CORP COM      COMMON  988910105      132,302    18,733   X                                  18,733   0              0

TOTAL                                      122,678,583
















































00146001.AM8